Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001580843
Syntax Stratified LargeCap ETF (Prospectus Summary) | Syntax Stratified LargeCap ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SYNTAX STRATIFIED LARGECAP ETF
Objective [Heading]	rr_ObjectiveHeading	OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Syntax Stratified LargeCap ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of publicly traded equity securities of companies in the Syntax Stratified LargeCap Index (the “Index”).

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses have been estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to track the performance of the Index, the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index. Under normal market conditions, the Fund generally invests substantially all, and at least 95% of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days' notice prior to any material change in this 95% investment policy. In addition, the Fund may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds.

The Index, which was created by Syntax, LLC, an affiliate of the Fund's investment adviser, is the stratified-weight version of the widely used S&P 500® Index and holds the same constituents as the S&P 500. “Stratified-weight” refers to the weighting methodology of the Index and is the method by which Syntax diversifies its indices by hierarchically grouping and distributing the weight of constituent companies that share “Related Business Risks”. Related Business Risk occurs when two or more companies' earnings are affected by the same fundamental drivers. The process of identifying, grouping, and diversifying across related business risk is called stratification. The Index rebalances quarterly on the third Friday of each month and will typically include 500 components equally allocated across eight industry sectors: consumer, energy, financials, food, healthcare, industrials, information, and information tools. The market capitalization of companies in the S&P 500® Index as of September 28, 2018 was between $1,035.8 billion and $1.7 billion.

Please see the Additional Strategies Information section of the Fund's prospectus for more information on the methodology of the Syntax Indices.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund.

EQUITY SECURITIES RISK: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.

LARGE-CAPITALIZATION SECURITIES RISK: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies. Under certain market conditions the capitalization of a large-size company could decline to the extent that it exhibits the characteristics of a mid-capitalization company.

SMALL- AND MID-CAPITALIZATION SECURITIES RISK: Investing in securities of small and mid-sized companies may involve greater volatility than investing in larger and more established companies because small and mid-sized companies can be subject to more abrupt or erratic share price changes than larger, more established companies, are more vulnerable to adverse business and economic developments, and are more thinly traded relative to those of larger companies.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser may anticipate that it may take several business days for additions and deletions to an Index to be reflected in the portfolio composition of the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

MARKET TRADING RISK: The Fund is a new Fund and faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund's Shares trading at a premium or discount to NAV.

Risk Lose Money [Text]	rr_RiskLoseMoney	you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how its average annual returns for certain time periods compare with the average annual returns of a broad measure of market performance. The Fund's performance information, from January 1, 2015 to the Fund's commencement of operations, is that of the 500 Series of the Syntax Index Series LP, a privately offered account, which was the predecessor of the Fund.

The returns were calculated using the methodology the SEC requires of registered funds. However, since the 500 Series did not calculate its returns on a per share basis, its returns have been calculated on its total net asset value. Neither the 500 Series' nor the Fund's past performance (before and after taxes) is necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling (866) 972-4492 or visiting our website at www.SyntaxAdvisors.com.

The 500 Series had investment objectives, policies and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund, which means that it also complied with the investment guidelines and restrictions of the Index. The investment adviser for the Fund was the investment adviser for the 500 Series for the entire period from January 1, 2015 until the Fund's commencement of operations for which performance information is shown below. The 500 Series is expected to be reorganized into the Fund as of the date of the Fund's commencement of operations as a tax-free conversion.

As a registered investment company, the Fund is subject to certain restrictions under the Investment Company Act of 1940 (the “1940 Act”) and the Internal Revenue Code of 1986 (the “Internal Revenue Code”) which did not apply to the 500 Series. If the 500 Series had been subject to the provisions of the 1940 Act and the Internal Revenue Code, its performance could have been adversely affected. However, these restrictions are not expected to have a material effect on the Fund's investment performance.

The performance information of the 500 Series is net of all fees and expenses. The Fund may be subject to higher fees and expenses, which would negatively impact performance.

Consistent with the rules of the Index, the 500 Series held, and the Fund holds, underlying securities that coincide with the securities chosen by the Index in appropriate pre-set weights. Trading in securities undertaken for the 500 Series by the Fund's portfolio manager during the prior privately offered investment period, was the addition or deletion of portfolio securities made in order to track the constituents under the same criteria as those of the Index during the quarterly constituent selection process. Rebalancing and tracking, quarterly, of the underlying securities into the pre-set weights during the privately offered period were also executed as determined by the Fund's Index as contemplated by both the Fund's investment strategies and the Index that the Fund is designed to track.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how its average annual returns for certain time periods compare with the average annual returns of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 972-4492
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.SyntaxAdvisors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	the Fund's past performance (before and after taxes) is necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (years ended 12/31) Syntax Stratified LargeCap ETF
Bar Chart, Closing	rr_BarChartClosingTextBlock	The year to date return of the Fund as of September 30, 2018 is 7.62%.
Highest Quarterly Return	Fourth Quarter 2017	6.25%
Lowest Quarterly Return	Third Quarter 2015	-7.32%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ending 12/31/17)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table above are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

The after-tax returns presented in the table above are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares.

Syntax Stratified LargeCap ETF (Prospectus Summary) | Syntax Stratified LargeCap ETF | S&P 500® Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns reflect no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (Index returns reflect no deduction for fees, expenses or taxes)	[1]
One Year	rr_AverageAnnualReturnYear01	21.83%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	11.41%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2015	[1]
Syntax Stratified LargeCap ETF (Prospectus Summary) | Syntax Stratified LargeCap ETF | Syntax Stratified LargeCap ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.45%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.15%	[3]
Total annual Fund operating expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.30%	[3]
1 Year	rr_ExpenseExampleYear01	$ 31
3 Years	rr_ExpenseExampleYear03	$ 129
2015	rr_AnnualReturn2015	(1.44%)	[1]
2016	rr_AnnualReturn2016	14.11%	[1]
2017	rr_AnnualReturn2017	19.73%	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	year to date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.32%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[1]
One Year	rr_AverageAnnualReturnYear01	19.73%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	10.42%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2015	[1]
Syntax Stratified LargeCap ETF (Prospectus Summary) | Syntax Stratified LargeCap ETF | Syntax Stratified LargeCap ETF | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions	[1],[4]
One Year	rr_AverageAnnualReturnYear01	none	[1],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[1],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2015	[1],[4]
Syntax Stratified LargeCap ETF (Prospectus Summary) | Syntax Stratified LargeCap ETF | Syntax Stratified LargeCap ETF | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares	[1],[4]
One Year	rr_AverageAnnualReturnYear01	none	[1],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[1],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2015	[1],[4]

[1]	Performance from January 1, 2015 to the Fund's commencement of operations is that of the 500 Series of Syntax Index Series LP.
[2]	Other expenses have been estimated for the current fiscal year. Actual expenses may be different.
[3]	Syntax Advisors, LLC (the "Adviser") has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Operating Expenses (except any (i) interest expense, (ii) taxes, (iii) acquired fund fees and expenses, (iv) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions, (v) expenses associated with shareholder meetings, (vi) compensation and expenses of the Independent Trustees, (vii) compensation and expenses of the Trust's chief compliance officer and his or her staff, (viii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, (ix) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, and (x) extraordinary expenses of the Fund) do not exceed 0.30%. Subject to approval by the Fund's Board of Trustees, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within 36 months following the month in which fees are waived or reimbursed, if such repayment does not cause the Fund's expense ratio (after the repayment is taken into account) to exceed both: (i) the expense cap in place at the time such amounts were waived; and (ii) the Fund's current expense cap. These arrangements cannot be terminated prior to one year from the effective date of this prospectus without the approval of the Board of Trustees.
[4]	The 500 Series was an unregistered limited partnership that did not qualify as a registered investment company for federal income tax purposes and did not pay dividends or distributions. Due to this different tax treatment, after tax returns of the 500 Series are not available.